Note 23 - Parent Company Only Financial Information	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
23.      PARENT COMPANY ONLY FINANCIAL INFORMATION

The following condensed statements of financial condition, as of December 31, 2012 and 2011, and condensed statements of operations and comprehensive income  and of cash flows for each of the two years in the period ended December 31, 2012, for First Federal Bancshares of Arkansas, Inc. should be read in conjunction with the consolidated financial statements and the notes herein.

FIRST FEDERAL BANCSHARES OF ARKANSAS, INC.

(Parent Company Only)

CONDENSED STATEMENTS OF FINANCIAL CONDITION

DECEMBER 31, 2012 AND 2011

(In thousands)

ASSETS	2012	2011
Cash and cash equivalents (deposits in Bank)	$1,494	$2,773
Investment in Bank	68,197	65,901
Other assets	--	221

TOTAL	$69,691	$68,895

LIABILITIES AND STOCKHOLDERS’ EQUITY

Accrued expenses and other liabilities	$31	$2
Stockholders’ equity	69,660	68,893

TOTAL	$69,691	$68,895

FIRST FEDERAL BANCSHARES OF ARKANSAS, INC.

(Parent Company Only)

CONDENSED STATEMENTS OF OPERATIONS AND
COMPREHENSIVE INCOME

YEARS ENDED DECEMBER 31, 2012 AND 2011

(In thousands)

	2012	2011

INCOME:
Dividends from the Bank	$--	$--
Interest income—loan to the Bank	--	--

Total income	--	--

EXPENSES:
Management fees	120	80
Other operating expenses	409	515

Total expenses	529	595

LOSS BEFORE INCOME TAX (EXPENSE) BENEFIT AND EQUITY IN UNDISTRIBUTED INCOME (LOSS) OF BANK SUBSIDIARY	(529)	(595)

INCOME TAX (EXPENSE) BENEFIT	--	(138)

LOSS BEFORE EQUITY IN UNDISTRIBUTED INCOME (LOSS) OF BANK SUBSIDIARY	(529)	(733)

EQUITY IN UNDISTRIBUTED INCOME (LOSS) OF BANK SUBSIDIARY	1,284	(18,301)

NET INCOME (LOSS)	$755	$(19,034)

OTHER COMPREHENSIVE INCOME (LOSS) OF SUBSIDIARY	(135)	3,218

COMPREHENSIVE INCOME (LOSS)	$620	$(15,816)

FIRST FEDERAL BANCSHARES OF ARKANSAS, INC.

(Parent Company Only)

CONDENSED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2012 AND 2011

(In thousands)

	2012	2011

OPERATING ACTIVITIES:
Net income (loss)	$755	$(19,034)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in undistributed net (income) loss of Bank	(1,284)	18,301
Stock compensation expense	147	68
Changes in operating assets and liabilities:
Other assets	221	303
Accrued expenses and other liabilities	29	(139)

Net cash used in operating activities	(132)	(501)

INVESTING ACTIVITIES—
Investment in Bank	(1,147)	(44,843)
Loan to Bank, net of repayments	--	428

Net cash used in investing activities	(1,147)	(44,415)

FINANCING ACTIVITIES:
Proceeds from issuance of common stock	--	47,592

Net cash provided by financing activities	--	47,592

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,279)	2,676

CASH AND CASH EQUIVALENTS:
Beginning of period	2,773	97

End of period	$1,494	$2,773

YEAR ENDED DECEMBER 31, 2012	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
Interest income	$4,771	$4,840	$4,977	$5,211
Interest expense	972	1,069	1,127	1,254
Net interest income	3,799	3,771	3,850	3,957
Provision for loan losses	--	--	6	16
Net interest income after provision for loan losses	3,799	3,771	3,844	3,941
Net gain on sales and calls of investment securities	--	--	542	--
Noninterest income	1,446	1,449	1,464	1,686
Noninterest expense	5,744	4,867	5,141	5,435
Income (loss) before income taxes	(499)	353	709	192
Income tax provision (benefit)	--	--	--	--
Net income (loss) available to common stockholders	$(499)	$353	$709	$192

Earnings (loss) per share(1):
Basic	$(0.03)	$0.02	$0.04	$0.01
Diluted	$(0.03)	$0.02	$0.03	$0.01

Selected Ratios (Annualized):
Net interest margin	3.13%	3.04%	3.09%	3.11%
Return on average assets	(0.37)	0.26	0.51	0.13
Return on average equity	(2.84)	2.02	4.07	1.11

YEAR ENDED DECEMBER 31, 2011	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
Interest income	$5,133	$5,721	$5,886	$6,332
Interest expense	1,483	1,646	1,734	1,819
Net interest income	3,650	4,075	4,152	4,513
Provision for loan losses	47	21	631	160
Net interest income after provision for loan losses	3,603	4,054	3,521	4,353
Net loss on sales and calls of investment securities	--	--	(439)	--
Noninterest income	1,714	1,742	1,696	1,581
Noninterest expense	18,587	7,829	6,999	7,444
Loss before income taxes	(13,270)	(2,033)	(2,221)	(1,510)
Income tax provision (benefit)	--	--	--	--
Net loss	(13,270)	(2,033)	(2,221)	(1,510)
Preferred stock dividends, accretion of discount and gain on redemption	--	--	(10,724)	224
Net income (loss) available to common stockholders	$(13,270)	$(2,033)	$8,503	$(1,734)

Earnings (loss) per share(1):
Basic	$(0.69)	$(0.11)	$0.77	$(1.79)
Diluted	$(0.69)	$(0.11)	$0.73	$(1.79)

Selected Ratios (Annualized):
Net interest margin	2.78%	3.00%	3.14%	3.55%
Return on average assets	(8.98)	(1.34)	(1.47)	(1.02)
Return on average equity	(64.96)	(9.72)	(14.40)	(16.70)

(1)	Basic and diluted weighted average shares outstanding are summarized below.

	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
YEAR ENDED DECEMBER 31, 2012
Basic weighted - average shares	19,302,603	19,302,603	19,302,603	19,302,603
Effect of dilutive securities	--	1,375,467	1,250,118	997,401
Diluted weighted - average shares	19,302,603	20,678,070	20,552,721	20,300,004

YEAR ENDED DECEMBER 31, 2011
Basic weighted - average shares	19,302,603	19,302,603	11,034,208	969,357
Effect of dilutive securities	--	--	567,949	--
Diluted weighted - average shares	19,302,603	19,302,603	11,602,157	969,357